UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F Cover Page



Report for the Calendar year or Quarter Ended March 31, 2012

Check here if Amendment:	|_|;	Amendment Number: __

This Amendment:			|_| is a reinstatement
				|_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Meditor Group Ltd

Address:	79 Front Street
		Hamilton
		HM12, Bermuda

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this report on Behalf of Reporting Manager

Name:	Peter Gracey
Title:	Director
Phone:	0014412965946


Signature, Place and Date of Signing:

/s/ P.Gracey		Hamilton, Bermuda	May 04, 2012
--------------------	--------------------	--------------------
[Signature]		[City, State]		[Date]


Report Type: (Check only one):

[X]	13F HOLDINGS REPORT.

[_]	13F NOTICE.

[_]	13F COMBINATION REPORT.


EDGAR


FORM 13F SUMMARY

Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total:	$765,298
					(thousands)


Lists of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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FORM 13F INFORMATION TABLE


							   VALUE  SHARES/   SH/ PUT/ INVSTMT   OTHER	   VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP	  (x$1000)PRN AMT   PRN CALL DSCRETN  MANAGERS  SOLE      SHARED   NONE
------------------------------	--------------	--------- ------- -------   --- ---- ------- ---------- --------- ------- ----

BARRICK GOLD CORP		COM		067901108 4,768	  109,670   SH	     SOLE		109,670	  0	  0
AMAG PHARMACEUTICALS INC	COM		00163U106 5,416	  340,000   SH	     SOLE		340,000   0	  0
AMYLIN PHARMACEUTICALS INC	COM		032346108 18,595  745,000   SH	     SOLE		745,000	  0	  0
AOL INC				COM		00184X105 29,963  1,579,503 SH	     SOLE		1,579,503 0	  0
ANADARKO PETROLEUM CORP		COM		032511107 4,998   63,800    SH	     SOLE		63,800    0	  0
BRUKER CORP			COM		116794108 3,828	  250,000   SH	     SOLE		250,000	  0	  0
CITIGROUP INC			COM		172967424 6,287	  172,000   SH	     SOLE		172,000   0	  0
CADENCE PHARMACEUTICALS INC	COM		12738T100 2,775	  750,000   SH	     SOLE		750,000	  0	  0
CF INDUSTRIES HOLDINGS INC	COM		125269100 2,849	  15,600    SH	     SOLE		15,600	  0	  0
CVR ENERGY INC			COM		12662P108 5,484	  205,000   SH	     SOLE		205,000	  0	  0
ENDOCYTE INC			COM		29269A102 996	  200,000   SH	     SOLE		200,000	  0	  0
EXELIXIS INC			COM		30161Q104 5,698	  1,100,000 SH	     SOLE		1,100,000 0	  0
GILEAD SCIENCES INC		COM		375558103 16,124  330,000   SH	     SOLE		330,000	  0	  0
GOOGLE INC-CL A			COM		38259P508 24,540  38,270    SH	     SOLE		38,270	  0	  0
GOODRICH CORP			COM		382388106 20,918  166,760   SH	     SOLE		166,760	  0	  0
GOLDMAN SACHS GROUP INC		COM		38141G104 3,669	  29,500    SH	     SOLE		29,500	  0	  0
HEWLETT-PACKARD CO		COM		428236103 58,966  2,474,423 SH	     SOLE		2,474,423 0	  0
LEAR CORP			COM		521865204 4,170	  89,700    SH	     SOLE		89,700	  0	  0
MOODY'S CORP			COM		615369105 9,473	  225,000   SH	     SOLE		225,000	  0	  0
MEDIVATION INC			COM		58501N101 12,702  170,000   SH	     SOLE		170,000	  0	  0
MOTOROLA MOBILITY HOLDINGS INC	COM		620097105 20,845  531,220   SH	     SOLE		531,220	  0	  0
MERCK & CO. INC.		COM		58933Y105 90,801  2,364,600 SH	     SOLE		2,364,600 0	  0
MARATHON OIL CORP		COM		565849106 3,330	  105,060   SH	     SOLE		105,060   0	  0
MICROSOFT CORP			COM		594918104 30,965  960,000   SH	     SOLE		960,000	  0	  0
MYLAN INC			COM		628530107 6,683	  285,000   SH	     SOLE		285,000	  0	  0
ONYX PHARMACEUTICALS INC	COM		683399109 84,094  2,231,803 SH	     SOLE		2,231,803 0	  0
PFIZER INC			COM		717081103 40,211  1,775,699 SH	     SOLE		1,775,699 0	  0
RESEARCH IN MOTION		COM		760975102 26,522  1,804,200 SH	     SOLE		1,804,200 0	  0
TIME WARNER CABLE		COM		88732J207 5,624	  69,000    SH	     SOLE		69,000	  0	  0
VISTEON CORP			COM		92839U206 11,660  220,000   SH	     SOLE		220,000	  0	  0
VIVUS INC			COM		928551100 115,825 5,180,000 SH	     SOLE		5,180,000 0	  0
VIVUS INC			COM		928551900 4,123	  15,000	CALL SOLE		15,000	  0	  0
WILLIAMS COS INC		COM		969457100 51,283  1,664,500 SH	     SOLE		1,664,500 0	  0
WASHINGTON POST-CLASS B		COM		939640108 5,754	  15,402    SH	     SOLE		15,402	  0	  0
WPX ENERGY INC			COM		98212B103 25,360  1,408,122 SH	     SOLE		1,408,122 0	  0



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